PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,269	$ 16,105
Property and equipment, accumulated depreciation	9,854	9,994
Property and equipment, net	5,415	6,111
Depreciation expense	983	1,184	$ 1,212
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,574	7,025
Property and equipment, accumulated depreciation	3,490	3,440
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,566	2,822
Property and equipment, accumulated depreciation	2,045	2,221
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,734	1,611
Property and equipment, accumulated depreciation	852	864
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	419	452
Property and equipment, accumulated depreciation	355	349
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,455	3,620
Property and equipment, accumulated depreciation	2,791	2,803
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	521	575
Property and equipment, accumulated depreciation	$ 321	$ 317